UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  07/20/07
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   98,832
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101     1087 87150.000SH       SOLE                87150.000         87150.000
3M Company                     COM              88579y101     1068    12300 SH       SOLE                    12300             12300
American Express               COM              025816109      335     5470 SH       SOLE                     5470              5470
Amgen Inc                      COM              031162100      271     4895 SH       SOLE                     4895              4895
Anglo American ADR             COM              03485p102     2289    78000 SH       SOLE                    78000             78000
Annaly Capital Mgmt            COM              035710409      956    66300 SH       SOLE                    66300             66300
Apache Corp                    COM              037411105      906    11100 SH       SOLE                    11100             11100
Apple Inc                      COM              037833100     1690    13850 SH       SOLE                    13850             13850
Bank of America Corp           COM              060505104      476     9745 SH       SOLE                     9745              9745
Berkshire Hathaway Inc         CL A             084670108     1533       14 SH       SOLE                       14                14
Berkshire Hathaway Inc         CL B             084670207     4849     1345 SH       SOLE                     1345              1345
C.H. Robinson Worldwide        COM              12541w209     1733    33000 SH       SOLE                    33000             33000
Chevron                        COM              166764100     2954    35063 SH       SOLE                    35063             35063
Cisco Systems Inc              COM              17275R102     2397    86065 SH       SOLE                    86065             86065
Citigroup                      COM              172967101     2309    45016 SH       SOLE                    45016             45016
City National Corp             COM              178566105      964    12665 SH       SOLE                    12665             12665
Colgate-Palmolive              COM              194162103      649    10000 SH       SOLE                    10000             10000
Colonial Properties Trust      SH BEN INT       195872106      919    25200 SH       SOLE                    25200             25200
ConocoPhillips                 COM              20825c104     2225    28350 SH       SOLE                    28350             28350
Consolidated Tomoka Land       COM              210226106      773    11151 SH       SOLE                    11151             11151
Costco Wholesale Corp          COM              22160K105     1426    24375 SH       SOLE                    24375             24375
Dentsply International         COM              249030107     2128    55607 SH       SOLE                    55607             55607
Ebay Inc                       COM              278642103     1658    51530 SH       SOLE                    51530             51530
Expeditors Intl Wash           COM              302130109     4196   101607 SH       SOLE                   101607            101607
Exxon Mobil                    COM              30231g102     3054    36407 SH       SOLE                    36407             36407
FedEx Corporation              COM              31428x106     4210    37940 SH       SOLE                    37940             37940
Gabelli Global Gold Nat Res In SHS BEN INT      36244N109      490    18553 SH       SOLE                    18553             18553
Genco Shipping & Trading Ltd   SHS              Y2685T107      437    10600 SH       SOLE                    10600             10600
General Dynamics               COM              369550108     2722    34793 SH       SOLE                    34793             34793
General Electric Co            COM              369604103     2472    64576 SH       SOLE                    64576             64576
Gentex                         COM              371901109     1354    68750 SH       SOLE                    68750             68750
Goldman Sachs                  COM              38141g104     1615     7450 SH       SOLE                     7450              7450
Hershey Foods                  COM              427866108      364     7200 SH       SOLE                     7200              7200
Home Depot Inc                 COM              437076102     1000    25406 SH       SOLE                    25406             25406
IBM                            COM              459200101      350     3325 SH       SOLE                     3325              3325
Jacobs Engineering Group Inc   COM              469814107     1265    22000 SH       SOLE                    22000             22000
Johnson & Johnson              COM              478160104     2967    48150 SH       SOLE                    48150             48150
Lehman Bros Holdings           COM              524908100      243     3200 SH       SOLE                     3200              3200
Leucadia National              COM              527288104     1902    53950 SH       SOLE                    53950             53950
Microsoft Corp                 COM              594918104     1230    41753 SH       SOLE                    41753             41753
Mission West Properties        COM              605203108      461    33041 SH       SOLE                    33041             33041
Pengrowth Energy               TR UNIT NEW      706902509      842    44100 SH       SOLE                    44100             44100
Plum Creek Timber              COM              729251108     2262    54300 SH       SOLE                    54300             54300
Procter & Gamble               COM              742718109      428     7000 SH       SOLE                     7000              7000
Prologis                       SH BEN INT       743410102     1292    22715 SH       SOLE                    22715             22715
Schlumberger Limited           COM              806857108     1803    21222 SH       SOLE                    21222             21222
Singapore Fund                 COM              82929L109      296    16850 SH       SOLE                    16850             16850
St. Joe Company                COM              790148100     1411    30450 SH       SOLE                    30450             30450
Stryker Corp                   COM              863667101     2936    46531 SH       SOLE                    46531             46531
Suncor Energy                  COM              867229106     2779    30900 SH       SOLE                    30900             30900
Swiss Helvetia Fund            COM              870875101      351    19701 SH       SOLE                    19701             19701
Sysco                          COM              871829107      414    12561 SH       SOLE                    12561             12561
T. Rowe Price Group Inc        COM              74144T108     1930    37200 SH       SOLE                    37200             37200
TCW Strategic Income Fund      COM              872340104       58    12000 SH       SOLE                    12000             12000
Tata Motors LTD                Sponsored ADR	876568502      791    48150 SH       SOLE                    48150             48150
Tesoro Corp                    COM              881609101      297     5200 SH       SOLE                     5200              5200
Texas Instruments Inc          COM              882508104     2861    76024 SH       SOLE                    76024             76024
Thor Industries                COM              885160101     1643    36400 SH       SOLE                    36400             36400
UTi Worldwide                  ORD              G87210103     3063   114350 SH       SOLE                   114350            114350
United Technologies            COM              913017109     2192    30900 SH       SOLE                    30900             30900
Wal-Mart Stores                COM              931142103      907    18850 SH       SOLE                    18850             18850
Wells Fargo & Co               COM              949746101      821    23356 SH       SOLE                    23356             23356
Wrigley (Wm) Jr                COM              982526105     1452    26250 SH       SOLE                    26250             26250
Zebra Technologies             CL A             989207105      885    22850 SH       SOLE                    22850             22850
iShares MSCI Japan Index       MSCI JAPAN       464286848      324    22350 SH       SOLE                    22350             22350
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      270    19800 SH       SOLE                    19800             19800
streetTRACKS Gold Trust        GOLD SHS         863307104      601     9350 SH       SOLE                     9350              9350